Income tax - Summary of Tax Rate For The Effective Tax Reconciliation Is Taken From The Company's Domestic Tax Rate (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Profit/(loss) before taxation	€ 225,908	€ 149,646	€ (17,617)
Tax expense at statutory rate	0
Rate differential between local and Group rates	20,581	3,617	1,391
Release of deferred tax arising on business combinations	(6,901)	(3,188)	(1,058)
Recognition of deferred tax arising on assessed loss	(23,650)
Income tax expense reported in the Consolidated Statement of Profit or Loss and Other Comprehensive Income	€ (9,970)	€ 429	€ 333